Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)(1)	13,686	$2,261,749
L3Harris Technologies, Inc.(1)	6,224	1,057,084
Northrop Grumman Corp.(1)	17,902	5,647,902
Textron, Inc.(1)	25,000	902,250

		$9,868,985

Airlines — 0.2%
Southwest Airlines Co.(1)	52,956	$1,985,850

		$1,985,850

Auto Components — 0.2%
Aptiv PLC	23,791	$2,181,159

		$2,181,159

Automobiles — 0.1%
General Motors Co.	20,000	$591,800

		$591,800

Banks — 2.2%
Bank of America Corp.(1)	130,000	$3,131,700
Fifth Third Bancorp(1)	88,466	1,886,095
Huntington Bancshares, Inc.(1)	179,679	1,647,657
JPMorgan Chase & Co.(1)	84,867	8,170,146
KeyCorp(1)	532,924	6,357,783
Regions Financial Corp.(1)	329,924	3,804,024
Truist Financial Corp.(1)	41,626	1,583,869
Zions Bancorp NA	22,517	657,947

		$27,239,221

Beverages — 1.6%
Coca-Cola Co. (The)(1)	153,082	$7,557,658
Constellation Brands, Inc., Class A	3,691	699,482
PepsiCo, Inc.(1)	80,945	11,218,977

		$19,476,117

Biotechnology — 2.7%
AbbVie, Inc.	6,412	$561,627
Amgen, Inc.(1)	59,770	15,191,143
Biogen, Inc.(1)(2)	15,031	4,263,994
Gilead Sciences, Inc.(1)	202,361	12,787,192

		$32,803,956

Building Products — 0.4%
A.O. Smith Corp.(1)	29,207	$1,542,130
Allegion PLC(1)	10,516	1,040,137
Trane Technologies PLC(1)	23,525	2,852,406

		$5,434,673

Security	Shares	Value
Capital Markets — 2.4%
CME Group, Inc.(1)	12,294	$2,056,909
Goldman Sachs Group, Inc. (The)(1)	12,655	2,543,275
Moody’s Corp.(1)	28,831	8,356,665
Morgan Stanley(1)	43,096	2,083,692
S&P Global, Inc.(1)	33,507	12,082,624
State Street Corp.(1)	13,478	799,650
T. Rowe Price Group, Inc.(1)	13,079	1,676,990

		$29,599,805

Chemicals — 1.2%
Air Products and Chemicals, Inc.(1)	13,083	$3,896,903
Corteva, Inc.	20,341	586,024
Dow, Inc.(1)	20,341	957,044
DuPont de Nemours, Inc.(1)	20,341	1,128,519
FMC Corp.	8,245	873,228
PPG Industries, Inc.(1)	61,416	7,497,665

		$14,939,383

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	40,986	$4,310,088
Waste Management, Inc.	6,187	700,183

		$5,010,271

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	412,101	$16,232,658

		$16,232,658

Consumer Finance — 0.7%
American Express Co.(1)	30,565	$3,064,141
Capital One Financial Corp.	10,757	772,998
Discover Financial Services(1)	87,596	5,061,297

		$8,898,436

Containers & Packaging — 0.1%
WestRock Co.	21,317	$740,553

		$740,553

Distributors — 0.1%
Genuine Parts Co.(1)	9,927	$944,753

		$944,753

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)(2)	19,434	$4,138,276

		$4,138,276

Diversified Telecommunication Services — 0.7%
AT&T, Inc.(1)	59,212	$1,688,134
Verizon Communications, Inc.(1)	121,829	7,247,607

		$8,935,741

Electric Utilities — 1.1%
American Electric Power Co., Inc.	6,004	$490,707
Edison International(1)	59,878	3,044,197
NextEra Energy, Inc.(1)	20,000	5,551,200
NRG Energy, Inc.(1)	163,181	5,016,184

		$14,102,288

Security	Shares	Value
Entertainment — 2.7%
Netflix, Inc.(1)(2)	39,110	$19,556,173
Walt Disney Co. (The)(1)	105,884	13,138,087

		$32,694,260

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.(1)	17,730	$4,285,873
Apartment Investment & Management Co., Class A(1)	34,616	1,167,251
Digital Realty Trust, Inc.	5,247	770,050
Duke Realty Corp.(1)	20,602	760,214
Iron Mountain, Inc.(1)	30,000	803,700
Mid-America Apartment Communities, Inc.(1)	36,251	4,203,303
ProLogis, Inc.(1)	12,000	1,207,440

		$13,197,831

Food & Staples Retailing — 1.1%
Kroger Co. (The)(1)	103,892	$3,522,978
Walmart, Inc.(1)	74,524	10,426,653

		$13,949,631

Food Products — 1.2%
Hershey Co. (The)	5,163	$740,065
Hormel Foods Corp.(1)	21,160	1,034,512
Lamb Weston Holdings, Inc.(1)	16,086	1,066,019
Mondelez International, Inc., Class A(1)	212,633	12,215,766

		$15,056,362

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories(1)	15,787	$1,718,099
Baxter International, Inc.(1)	36,672	2,949,162
Danaher Corp.(1)	4,686	1,009,036
Edwards Lifesciences Corp.(1)(2)	66,378	5,298,292
Intuitive Surgical, Inc.(1)(2)	27,563	19,557,051
Stryker Corp.(1)	33,820	7,047,074

		$37,578,714

Health Care Providers & Services — 2.2%
Cigna Corp.(1)	31,281	$5,299,314
CVS Health Corp.(1)	88,422	5,163,845
DaVita, Inc.(1)(2)	11,550	989,258
McKesson Corp.(1)	7,813	1,163,590
UnitedHealth Group, Inc.(1)	46,743	14,573,065

		$27,189,072

Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc.(1)(2)	3,300	$4,104,243
Darden Restaurants, Inc.(1)	21,181	2,133,774
Marriott International, Inc., Class A(1)	75,775	7,015,249
McDonald’s Corp.(1)	35,561	7,805,284
Yum! Brands, Inc.(1)	14,466	1,320,746

		$22,379,296

Household Durables — 0.2%
PulteGroup, Inc.(1)	26,224	$1,213,909
Whirlpool Corp.(1)	8,566	1,575,202

		$2,789,111

Security	Shares	Value
Household Products — 0.9%
Clorox Co. (The)(1)	33,390	$7,017,576
Procter & Gamble Co. (The)(1)	27,664	3,845,020

		$10,862,596

Industrial Conglomerates — 0.5%
3M Co.(1)	11,474	$1,837,905
Honeywell International, Inc.(1)	26,647	4,386,363

		$6,224,268

Insurance — 0.9%
American International Group, Inc.	70,241	$1,933,735
Chubb, Ltd.(1)	35,393	4,109,835
Marsh & McLennan Cos., Inc.(1)	15,767	1,808,475
Travelers Cos., Inc. (The)(1)	35,246	3,813,265

		$11,665,310

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(1)(2)	25,952	$38,035,251
Alphabet, Inc., Class C(1)(2)	19,752	29,027,539
Facebook, Inc., Class A(1)(2)	185,243	48,515,142

		$115,577,932

Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc.(1)(2)	32,144	$101,212,777

		$101,212,777

IT Services — 3.9%
Cognizant Technology Solutions Corp., Class A(1)	95,346	$6,618,919
Fidelity National Information Services, Inc.(1)	62,742	9,236,250
Mastercard, Inc., Class A(1)	35,125	11,878,221
PayPal Holdings, Inc.(2)	24,000	4,728,720
VeriSign, Inc.(1)(2)	11,056	2,264,822
Visa, Inc., Class A(1)	63,696	12,737,289

		$47,464,221

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.(1)	65,000	$6,561,100
IQVIA Holdings, Inc.(2)	5,328	839,853
PerkinElmer, Inc.(1)	23,065	2,894,888
Thermo Fisher Scientific, Inc.(1)	3,471	1,532,516

		$11,828,357

Machinery — 1.2%
Caterpillar, Inc.	5,735	$855,375
Dover Corp.(1)	29,870	3,236,116
Ingersoll Rand, Inc.(1)(2)	20,758	738,985
Parker-Hannifin Corp.(1)	14,287	2,890,831
Stanley Black & Decker, Inc.(1)	46,905	7,607,991

		$15,329,298

Media — 2.3%
Comcast Corp., Class A(1)	528,921	$24,467,885
DISH Network Corp., Class A(1)(2)	30,564	887,273
ViacomCBS, Inc., Class B(1)	88,076	2,467,009

		$27,822,167

Security	Shares	Value
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(1)	94,914	$1,484,455
Newmont Corp.(1)	25,563	1,621,972
Nucor Corp.(1)	22,035	988,490

		$4,094,917

Multi-Utilities — 1.1%
CMS Energy Corp.(1)	177,055	$10,872,947
Dominion Energy, Inc.(1)	36,763	2,901,704

		$13,774,651

Multiline Retail — 0.1%
Target Corp.(1)	8,193	$1,289,742

		$1,289,742

Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.(1)	85,114	$6,128,208
Diamondback Energy, Inc.(1)	158,729	4,780,917
EOG Resources, Inc.(1)	18,147	652,203
ONEOK, Inc.	22,014	571,924
Phillips 66(1)	57,101	2,960,116
Williams Cos., Inc. (The)	37,548	737,818

		$15,831,186

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A(1)	36,419	$7,948,447

		$7,948,447

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.(1)	165,585	$9,983,119
Eli Lilly & Co.(1)	12,046	1,783,049
Johnson & Johnson(1)	43,189	6,429,978
Merck & Co., Inc.(1)	111,665	9,262,612
Pfizer, Inc.(1)	242,074	8,884,116

		$36,342,874

Professional Services — 0.2%
Equifax, Inc.(1)	14,785	$2,319,766
Robert Half International, Inc.(1)	12,784	676,785

		$2,996,551

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	14,698	$690,365

		$690,365

Road & Rail — 0.9%
Kansas City Southern(1)	5,885	$1,064,184
Norfolk Southern Corp.(1)	9,503	2,033,547
Union Pacific Corp.(1)	37,756	7,433,024

		$10,530,755

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.(1)(2)	132,313	$10,848,343
Analog Devices, Inc.(1)	56,522	6,598,378
ASML Holding NV - NY Shares(1)	20,394	7,530,892
Intel Corp.(1)	285,158	14,765,481
Microchip Technology, Inc.(1)	53,000	5,446,280
NXP Semiconductors NV(1)	47,520	5,930,971
ON Semiconductor Corp.(1)(2)	99,333	2,154,533

Security	Shares	Value
Qorvo, Inc.(1)(2)	15,654	$2,019,523
QUALCOMM, Inc.(1)	140,545	16,539,336
Texas Instruments, Inc.(1)	140,016	19,992,885

		$91,826,622

Software — 13.7%
Adobe, Inc.(1)(2)	40,500	$19,862,415
Fortinet, Inc.(1)(2)	48,262	5,685,746
Microsoft Corp.(1)	522,843	109,969,568
Oracle Corp.(1)	246,551	14,719,095
Paycom Software, Inc.(2)	4,241	1,320,223
salesforce.com, inc.(1)(2)	62,922	15,813,557
ServiceNow, Inc.(2)	3,002	1,455,970

		$168,826,574

Specialty Retail — 2.1%
Advance Auto Parts, Inc.(1)	26,636	$4,088,626
Best Buy Co., Inc.(1)	28,506	3,172,433
Home Depot, Inc. (The)(1)	56,895	15,800,310
Tiffany & Co.(1)	28,579	3,310,877

		$26,372,246

Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.(1)	1,129,928	$130,856,962

		$130,856,962

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	96,062	$12,059,624

		$12,059,624

Tobacco — 0.2%
Altria Group, Inc.(1)	25,875	$999,810
Philip Morris International, Inc.(1)	24,163	1,811,983

		$2,811,793

Trading Companies & Distributors — 0.6%
Fastenal Co.(1)	158,488	$7,146,224

		$7,146,224

Total Common Stocks — 101.3% (identified cost $292,158,550)		$1,249,344,661

Total Written Call Options — (1.5)% (premiums received $25,444,612)		$(18,323,566)

Other Assets, Less Liabilities — 0.2%		$2,472,741

Net Assets — 100.0%		$1,233,493,836

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (1.5)%

Exchange-Traded Options — (1.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	33	$37,679,598	$12,800	10/2/20	$(3,052)
NASDAQ 100 Index	33	37,679,598	12,000	10/5/20	(8,745)
NASDAQ 100 Index	35	39,963,210	11,400	10/7/20	(628,775)
NASDAQ 100 Index	35	39,963,210	11,500	10/9/20	(547,750)
NASDAQ 100 Index	34	38,821,404	11,600	10/12/20	(429,930)
NASDAQ 100 Index	34	38,821,404	11,500	10/14/20	(692,580)
NASDAQ 100 Index	35	39,963,210	11,300	10/16/20	(1,166,200)
NASDAQ 100 Index	35	39,963,210	11,200	10/19/20	(1,474,900)
NASDAQ 100 Index	35	39,963,210	11,450	10/21/20	(1,022,000)
NASDAQ 100 Index	35	39,963,210	11,200	10/23/20	(1,638,700)
NASDAQ 100 Index	35	39,963,210	11,675	10/26/20	(769,300)
NASDAQ 100 Index	35	39,963,210	11,750	10/28/20	(676,041)
S&P 500 Index	174	58,516,200	3,450	10/2/20	(36,105)
S&P 500 Index	170	57,171,000	3,450	10/5/20	(74,800)
S&P 500 Index	172	57,843,600	3,400	10/7/20	(391,300)
S&P 500 Index	173	58,179,900	3,380	10/9/20	(642,695)
S&P 500 Index	174	58,516,200	3,400	10/12/20	(557,670)
S&P 500 Index	174	58,516,200	3,425	10/14/20	(468,060)
S&P 500 Index	173	58,179,900	3,375	10/16/20	(946,310)
S&P 500 Index	173	58,179,900	3,300	10/19/20	(1,798,335)
S&P 500 Index	175	58,852,500	3,375	10/21/20	(1,089,375)
S&P 500 Index	176	59,188,800	3,350	10/23/20	(1,414,160)
S&P 500 Index	176	59,188,800	3,400	10/26/20	(952,160)
S&P 500 Index	176	59,188,800	3,410	10/28/20	(894,623)

Total					$(18,323,566)

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,249,344,661 *	$—	$—	$1,249,344,661
Total Investments	$1,249,344,661	$—	$—	$1,249,344,661

Liability Description
Written Call Options	$(18,323,566)	$—	$—	$(18,323,566)
Total	$(18,323,566)	$—	$—	$(18,323,566)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.